INCOME TAXES - Additional Information (Detail) - CNY (¥)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Unrecognized tax benefits	¥ 0	¥ 0
Current income tax expenses (benefit)	¥ (3,000)	¥ 25,000
Tax benefit likely of being realized up on settlement percentage	0.00%
PRC
Income Taxes [Line Items]
Special circumstance for underpayment of income tax liability amount	¥ 100,000
Underpayment of Income taxes statue of limitations extended under special circumstances	5 years
Statute of limitations in case of transfer pricing related adjustment period	10 years
Statue of limitations in Case of tax evasion	¥ 0
Minimum
Income Taxes [Line Items]
Tax benefit likely of being realized up on settlement percentage	50.00%